UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06378
                                  ------------

                       TEMPLETON DEVELOPING MARKETS TRUST
                     -------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                            --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period:  12/31/09
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.


Contents

SHAREHOLDER LETTER .......................................................     1
ANNUAL REPORT
Templeton Developing Markets Trust .......................................     3
Performance Summary ......................................................     8
Your Fund's Expenses .....................................................    13
Financial Highlights and Statement of Investments ........................    15
Financial Statements .....................................................    24
Notes to Financial Statements ............................................    28
Report of Independent Registered Public Accounting Firm ..................    39
Tax Designation ..........................................................    40
Board Members and Officers ...............................................    42
Shareholder Information ..................................................    47

Shareholder Letter

Dear Shareholder:

Global equity markets entered 2009 at low levels, but in March stocks bottomed and largely reversed their decline, as credit and economic conditions improved during the year and rekindled investor confidence. In particular, emerging markets, which outperformed developed markets, had a record year. The Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index delivered a +79.02% total return in U.S. dollar terms.(1)

Templeton Developing Markets Trust's annual report goes into greater detail about prevailing conditions during the year under review. In addition, you will find performance data, financial information and a discussion from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                       Not part of the annual report | 1
developed more than 50 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Mark Mobius

Mark Mobius
Executive Chairman
Templeton Asset Management Ltd.

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                       2 | Not part of the annual report

Annual Report

Templeton Developing Markets Trust

YOUR FUND's GOAL AND MAIN INVESTMENTS: Templeton Developing Markets Trust seeks long-term capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in securities of "developing market countries," as defined in the Fund's prospectus.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/09

                                   (BAR CHART)

Asia                                        40.4%
Europe                                      29.8%
Latin America & Caribbean                   23.9%
Middle East & Africa                         5.3%
Short-Term Investments & Other Net Assets    0.6%

This annual report for Templeton Developing Markets Trust covers the fiscal year ended December 31, 2009.

PERFORMANCE OVERVIEW

Templeton Developing Markets Trust -- Class A delivered a +73.92% cumulative total return for the 12 months ended December 31, 2009. The Fund under-performed its benchmarks, the Morgan Stanley Capital International (MSCI) Emerging Markets
(EM) Index and the Standard & Poor's/International Finance Corporation Investable (S&P/IFCI) Composite Index, which posted total returns of +79.02% and +81.03% for the same period.(1) Please note that index performance is purely for reference and that we do not attempt to track any index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

After falling dramatically until March, emerging markets experienced a tremendous surge. Some stock markets doubled in returns and pushed emerging markets as a whole to a record year. The substantial rally was a result of many factors but most significantly the rapid increase in money supply and liquidity supplied by governments globally to prevent an economic depression, which led

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets. Regional and country returns are from subindexes of the MSCI EM Index. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND's STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 20.


                                Annual Report | 3

TOP 10 COUNTRIES
12/31/09

               % OF TOTAL
               NET ASSETS
               ----------
Brazil            19.7%
Russia            14.7%
India             13.4%
China             11.9%
South Korea        5.4%
Turkey             4.2%
U.K.               3.7%
Hungary            3.1%
South Africa       3.1%
Austria            2.8%

to a huge influx of funds in the emerging markets asset class. In 2009, net inflows were nearly US$83 billion, about 53% more than the record-high US$54 billion in 2007.2 In the past 15 years, net inflows totaled more than US$161 billion, and we think this uptrend could continue.(2)

Another critical factor for emerging market equity strength in 2009 was the resilience of China and India, the world's two most populous countries. Despite the global economic downturn's severity, annualized gross domestic product expanded 7.7% in China and 5.6% in India for the first nine months of 2009.(3)

The year was not without setbacks, but they were few and far between. One was the Dubai debt crisis, which was set off by an announcement from the Dubai government-owned conglomerate Dubai World on a debt payment standstill. Fears of contagion beyond the Gulf region triggered sharp selloffs in global equity markets, but most markets rebounded quickly after the United Arab Emirates offered fresh funding to its regional banks and neighboring Abu Dhabi stepped in with its own liquidity offer. In general, as long as global money supply continues its upward trend, we believe the bullish investor sentiment surrounding emerging markets stocks could be sustained.

From a regional perspective, Latin America was the top performing emerging market in 2009. A rebound in commodity prices from their 2008 lows and stronger local currencies supported Latin American equity prices. In particular, Brazil's stocks rallied mainly due to the country's solid economic fundamentals, strong fiscal and monetary policies, and resilience amid the world financial crisis. Asia overall delivered a +74.21% return in U.S. dollar terms with India and Indonesia gaining more than 100%, as measured by the MSCI EM Asia Index, but nonetheless Asia underperformed its Latin American and Eastern European counterparts for the year.1 In Eastern Europe, lower interest rates, subsiding credit crunch worries and what we considered attractive valuations helped stock markets there stage a strong recovery in the latter part of 2009 after a period of underperformance earlier in the year, and within that region, Russia and Turkey were standouts.

INVESTMENT STRATEGY

We employ a bottom-up, value-oriented, long-term investment approach. We focus on the market price of a company's securities relative to our evaluation

(2.) Source: EPFR Global.

(3.) Sources: National Bureau of Statistics, China; Central Statistical
     Organisation, India. Figures are an average of quarterly year-over-year growth rates.


                                4 | Annual Report
of its long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/cash flow ratio, price/earnings ratio, profit margins and liquidation value. In choosing investments, we strongly believe in on-site visits to issuers of prospective investments to assess critical factors such as management strength and local conditions.

MANAGER's DISCUSSION

During the 12 months under review, among the most significant contributors to the Fund's absolute performance were Brazil's two resources giants, Petrobras (Petroleo Brasileiro) in oil and gas, and Vale in iron ore. Rebounding commodity prices lifted stock prices of energy and metals and mining companies, and we increased the Fund's positions in Petrobras and Vale largely due to our expectations of a long-term uptrend in commodity prices. Another key contributor was India's Tata Consultancy Services, which continued to benefit from the IT services outsourcing trend. We also increased the Fund's exposure to Tata during the reporting period.

In contrast, some of the largest detractors from absolute Fund performance were China Mobile, the country's market leader in wireless services, Telmex (Telefonos de Mexico), a telecommunications conglomerate, and China Construction Bank, a major commercial bank. These stocks underperformed their emerging markets peers, and we eliminated their positions by period-end.

At year-end, our assessment of the energy and commodities sectors remains positive. Based on our analysis, we believe commodity prices could maintain a long-term upward trend because of commodities' relatively inelastic supply and strong demand from emerging markets. In particular, growing energy demand boosted crude oil prices, and demand for hard commodities such as metals rose due to ongoing infrastructure development. Moreover, several emerging markets countries are major suppliers and consumers of various commodities. In line with our strategy, we considered many commodity-related companies attractive investment opportunities, and we believe they are well positioned to remain profitable.

It is also important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency

TOP 10 EQUITY HOLDINGS
12/31/09

COMPANY                                         % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                        NET ASSETS
------------------------                        ----------
Vale SA, ADR, pfd., A                              4.6%
   METALS & MINING, BRAZIL
Petrobras (Petroleo Brasileiro SA), ADR, pfd.      4.3%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
PetroChina Co. Ltd., H                             3.7%
   OIL, GAS & CONSUMABLE FUELS, CHINA
Gazprom, ADR                                       3.5%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
LUKOIL Holdings, ADR                               3.0%
   OIL, GAS & CONSUMABLE FUELS, RUSSIA
Itau Unibanco Holding SA, ADR                      2.8%
   COMMERCIAL BANKS, BRAZIL
Tata Consultancy Services Ltd.                     2.7%
   IT SERVICES, INDIA
OTP Bank Ltd.                                      2.6%
   COMMERCIAL BANKS, HUNGARY
Anglo American PLC                                 2.5%
   METALS & MINING, U.K.
Sesa Goa Ltd.                                      2.2%
   METALS & MINING, INDIA


                                Annual Report | 5
will increase in value, which can contribute to Fund performance. For the 12 months ended December 31, 2009, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

During the review period, we increased the Fund's holdings in Russia, India and South Korea as we searched for attractive investment opportunities. We also made select purchases in Austria, Brazil and Thailand due to attractive fundamentals in our view. Among our major purchases, we added to the Fund's existing position in Russia's Gazprom, the world's largest gas producer, and initiated new positions in Sesa Goa, India's biggest iron ore exporter, and SK Energy, a major South Korean oil refiner. By industry, we made key investments in oil and gas, diversified metals and mining, and construction and engineering companies, including PetroChina, one of the country's largest oil and gas companies, and GS Engineering and Construction, South Korea's leading construction company.

Conversely, we reduced the Fund's exposure to South Africa, Mexico and China via Hong Kong-listed China H and Red Chip shares.(4) Key sales during the period included ICBC (Industrial and Commercial Bank of China), a major commercial bank, and MTN Group, a South African cellular telecommunication services provider. These sales allowed the Fund to focus on stocks we deemed to be relatively more attractively valued within our investment universe. Industry-wise, we made large sales of holdings in telecommunication services, banks and tobacco.

(4.) "China H" denotes shares of China-incorporated, Hong Kong-listed companies with most businesses in China. "Red Chip" denotes shares of Hong Kong-listed companies with significant exposure to China. China H and Red Chip shares are traded on the Hong Kong Stock Exchange.


                                6 | Annual Report

We thank you for your continued participation in Templeton Developing Markets Trust and look forward to serving your future investment needs.

(PHOTO OF MARK MOBIUS)


/s/ Mark Mobius

Mark Mobius
Executive Chairman
Templeton Asset Management Ltd.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                Annual Report | 7

Performance Summary as of 12/31/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TEDMX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$9.16    $22.04     $12.88
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.3484

CLASS B (SYMBOL: TDMBX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$8.97    $21.64     $12.67
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2158

CLASS C (SYMBOL: TDMTX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$8.93    $21.54     $12.61
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.2279

CLASS R (SYMBOL: TDMRX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$9.01    $21.70     $12.69
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.3105

ADVISOR CLASS (SYMBOL: TDADX)               CHANGE   12/31/09   12/31/08
-----------------------------               ------   --------   --------
Net Asset Value (NAV)                       +$9.14    $21.98     $12.84
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.3952


                                8 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                      +73.92%   +69.77%  +112.98%
Average Annual Total Return(2)                  +63.87%    +9.86%    +7.22%
Value of $10,000 Investment(3)                 $16,387   $16,000   $20,076
   Total Annual Operating Expenses(4)   1.89%

CLASS B                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                      +72.65%   +63.77%  +101.86%
Average Annual Total Return(2)                  +68.65%   +10.10%    +7.28%
Value of $10,000 Investment(3)                 $16,865   $16,177   $20,186
   Total Annual Operating Expenses(4)   2.63%

CLASS C                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                      +72.78%   +63.84%   +99.03%
Average Annual Total Return(2)                  +71.78%   +10.38%    +7.13%
Value of $10,000 Investment(3)                 $17,178   $16,384   $19,903
   Total Annual Operating Expenses(4)   2.62%

                                                                   INCEPTION
CLASS R                                         1-YEAR    5-YEAR    (1/1/02)
-------                                        -------   -------   ---------
Cumulative Total Return(1)                      +73.62%   +68.09%  +224.90%
Average Annual Total Return(2)                  +73.62%   +10.94%   +15.88%
Value of $10,000 Investment(3)                 $17,362   $16,809   $32,490
   Total Annual Operating Expenses(4)   2.13%

ADVISOR CLASS                                   1-YEAR    5-YEAR   10-YEAR
-------------                                  -------   -------   -------
Cumulative Total Return(1)                      +74.44%   +72.23%  +120.27%
Average Annual Total Return(2)                  +74.44%   +11.49%    +8.22%
Value of $10,000 Investment(3)                 $17,444   $17,223   $22,027
   Total Annual Operating Expenses(4)   1.63%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.


                                Annual Report | 9

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   12/31/09
-------   --------
1-Year     +63.87%
5-Year      +9.86%
10-Year     +7.22%

CLASS A (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

                                                                 MSCI
              TEMPLETON DEVELOPING     S&P/IFCI COMPOSITE      EMERGING
   DATE      MARKETS TRUST - CLASS A          INDEX         MARKETS INDEX
----------   -----------------------   ------------------   -------------
  1/1/2000           $ 9,426                 $10,000           $10,000
 1/31/2000           $ 8,992                 $ 9,999           $10,057
 2/29/2000           $ 8,659                 $ 9,989           $10,194
 3/31/2000           $ 8,751                 $10,135           $10,252
 4/30/2000           $ 8,018                 $ 9,100           $ 9,283
 5/31/2000           $ 7,406                 $ 8,847           $ 8,896
 6/30/2000           $ 7,951                 $ 9,097           $ 9,197
 7/31/2000           $ 7,636                 $ 8,660           $ 8,722
 8/31/2000           $ 7,776                 $ 8,693           $ 8,760
 9/30/2000           $ 7,000                 $ 7,915           $ 7,995
10/31/2000           $ 6,412                 $ 7,275           $ 7,415
11/30/2000           $ 6,073                 $ 6,632           $ 6,766
12/31/2000           $ 6,424                 $ 6,824           $ 6,929
 1/31/2001           $ 7,170                 $ 7,700           $ 7,884
 2/28/2001           $ 6,636                 $ 7,107           $ 7,266
 3/31/2001           $ 6,015                 $ 6,494           $ 6,553
 4/30/2001           $ 6,289                 $ 6,879           $ 6,876
 5/31/2001           $ 6,520                 $ 7,088           $ 6,958
 6/30/2001           $ 6,490                 $ 6,959           $ 6,816
 7/31/2001           $ 6,088                 $ 6,484           $ 6,385
 8/31/2001           $ 6,100                 $ 6,396           $ 6,322
 9/30/2001           $ 5,316                 $ 5,404           $ 5,343
10/31/2001           $ 5,474                 $ 5,739           $ 5,675
11/30/2001           $ 5,809                 $ 6,412           $ 6,267
12/31/2001           $ 6,054                 $ 6,945           $ 6,765
 1/31/2002           $ 6,379                 $ 7,193           $ 6,994
 2/28/2002           $ 6,391                 $ 7,331           $ 7,109
 3/31/2002           $ 6,746                 $ 7,843           $ 7,537
 4/30/2002           $ 6,962                 $ 7,915           $ 7,586
 5/31/2002           $ 6,931                 $ 7,779           $ 7,465
 6/30/2002           $ 6,500                 $ 7,224           $ 6,905
 7/31/2002           $ 6,143                 $ 6,766           $ 6,380
 8/31/2002           $ 6,125                 $ 6,854           $ 6,478
 9/30/2002           $ 5,663                 $ 6,093           $ 5,779
10/31/2002           $ 5,811                 $ 6,484           $ 6,154
11/30/2002           $ 6,272                 $ 6,934           $ 6,578
12/31/2002           $ 6,155                 $ 6,672           $ 6,359
 1/31/2003           $ 6,057                 $ 6,678           $ 6,331
 2/28/2003           $ 6,051                 $ 6,480           $ 6,161
 3/31/2003           $ 5,836                 $ 6,242           $ 5,986
 4/30/2003           $ 6,440                 $ 6,879           $ 6,519
 5/31/2003           $ 6,827                 $ 7,358           $ 6,987
 6/30/2003           $ 7,051                 $ 7,813           $ 7,385
 7/31/2003           $ 7,344                 $ 8,233           $ 7,848
 8/31/2003           $ 7,686                 $ 8,827           $ 8,374
 9/30/2003           $ 7,910                 $ 8,923           $ 8,436
10/31/2003           $ 8,539                 $ 9,648           $ 9,154
11/30/2003           $ 8,708                 $ 9,772           $ 9,266
12/31/2003           $ 9,427                 $10,485           $ 9,938
 1/31/2004           $ 9,697                 $10,843           $10,291
 2/29/2004           $10,049                 $11,366           $10,765
 3/31/2004           $10,040                 $11,577           $10,904
 4/30/2004           $ 9,481                 $10,702           $10,012
 5/31/2004           $ 9,355                 $10,557           $ 9,815
 6/30/2004           $ 9,532                 $10,557           $ 9,860
 7/31/2004           $ 9,405                 $10,340           $ 9,686
 8/31/2004           $ 9,716                 $10,802           $10,091
 9/30/2004           $10,224                 $11,426           $10,674
10/31/2004           $10,490                 $11,756           $10,930
11/30/2004           $11,295                 $12,778           $11,942
12/31/2004           $11,826                 $13,433           $12,517
 1/31/2005           $11,768                 $13,465           $12,556
 2/28/2005           $12,726                 $14,595           $13,659
 3/31/2005           $12,130                 $13,684           $12,759
 4/30/2005           $11,737                 $13,377           $12,419
 5/31/2005           $12,194                 $13,879           $12,856
 6/30/2005           $12,580                 $14,347           $13,300
 7/31/2005           $13,262                 $15,340           $14,241
 8/31/2005           $13,217                 $15,333           $14,369
 9/30/2005           $14,279                 $16,913           $15,709
10/31/2005           $13,468                 $15,811           $14,683
11/30/2005           $14,498                 $17,094           $15,899
12/31/2005           $15,160                 $18,160           $16,840
 1/31/2006           $16,668                 $20,109           $18,732
 2/28/2006           $16,720                 $20,122           $18,714
 3/31/2006           $16,872                 $20,374           $18,882
 4/30/2006           $18,011                 $22,087           $20,229
 5/31/2006           $16,344                 $19,899           $18,114
 6/30/2006           $16,090                 $19,816           $18,076
 7/31/2006           $16,455                 $20,070           $18,346
 8/31/2006           $16,794                 $20,663           $18,823
 9/30/2006           $16,755                 $20,843           $18,981
10/31/2006           $17,549                 $21,777           $19,883
11/30/2006           $18,539                 $23,466           $21,364
12/31/2006           $19,449                 $24,536           $22,328
 1/31/2007           $19,209                 $24,255           $22,097
 2/28/2007           $18,995                 $24,204           $21,969
 3/31/2007           $19,743                 $25,205           $22,852
 4/30/2007           $20,748                 $26,473           $23,913
 5/31/2007           $21,670                 $27,833           $25,104
 6/30/2007           $22,338                 $29,158           $26,291
 7/31/2007           $22,915                 $30,637           $27,692
 8/31/2007           $22,092                 $29,956           $27,113
 9/30/2007           $24,687                 $33,140           $30,109
10/31/2007           $27,296                 $36,738           $33,469
11/30/2007           $25,039                 $34,214           $31,099
12/31/2007           $25,044                 $34,419           $31,210
 1/31/2008           $21,259                 $29,996           $27,324
 2/29/2008           $23,090                 $32,156           $29,351
 3/31/2008           $21,226                 $30,541           $27,800
 4/30/2008           $23,041                 $32,922           $30,061
 5/31/2008           $23,501                 $33,558           $30,627
 6/30/2008           $20,914                 $30,198           $27,578
 7/31/2008           $20,438                 $29,137           $26,559
 8/31/2008           $18,985                 $26,805           $24,447
 9/30/2008           $16,490                 $22,083           $20,171
10/31/2008           $11,992                 $16,007           $14,654
11/30/2008           $11,093                 $14,750           $13,552
12/31/2008           $11,543                 $15,923           $14,612
 1/31/2009           $10,629                 $14,856           $13,674
 2/28/2009           $10,083                 $14,063           $12,905
 3/31/2009           $11,221                 $16,121           $14,762
 4/30/2009           $12,834                 $18,911           $17,221
 5/31/2009           $15,084                 $22,216           $20,173
 6/30/2009           $14,895                 $21,938           $19,905
 7/31/2009           $16,661                 $24,309           $22,158
 8/31/2009           $16,804                 $24,326           $22,084
 9/30/2009           $18,233                 $26,522           $24,093
10/31/2009           $18,466                 $26,467           $24,125
11/30/2009           $19,391                 $27,608           $25,162
12/31/2009           $20,076                 $28,825           $26,159

AVERAGE ANNUAL TOTAL RETURN

CLASS B   12/31/09
-------   --------
1-Year     +68.65%
5-Year     +10.10%
10-Year     +7.28%

CLASS B (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

                                        S&P/IFCI
               TEMPLETON DEVELOPING    COMPOSITE   MSCI EMERGING
   DATE      MARKETS TRUST - CLASS B     INDEX     MARKETS INDEX
----------   -----------------------   ---------   -------------
  1/1/2000           $10,000            $10,000       $10,000
 1/31/2000           $ 9,528            $ 9,999       $10,057
 2/29/2000           $ 9,173            $ 9,989       $10,194
 3/31/2000           $ 9,266            $10,135       $10,252
 4/30/2000           $ 8,482            $ 9,100       $ 9,283
 5/31/2000           $ 7,827            $ 8,847       $ 8,896
 6/30/2000           $ 8,404            $ 9,097       $ 9,197
 7/31/2000           $ 8,067            $ 8,660       $ 8,722
 8/31/2000           $ 8,209            $ 8,693       $ 8,760
 9/30/2000           $ 7,387            $ 7,915       $ 7,995
10/31/2000           $ 6,765            $ 7,275       $ 7,415
11/30/2000           $ 6,402            $ 6,632       $ 6,766
12/31/2000           $ 6,765            $ 6,824       $ 6,929
 1/31/2001           $ 7,555            $ 7,700       $ 7,884
 2/28/2001           $ 6,978            $ 7,107       $ 7,266
 3/31/2001           $ 6,324            $ 6,494       $ 6,553
 4/30/2001           $ 6,609            $ 6,879       $ 6,876
 5/31/2001           $ 6,849            $ 7,088       $ 6,958
 6/30/2001           $ 6,810            $ 6,959       $ 6,816
 7/31/2001           $ 6,389            $ 6,484       $ 6,385
 8/31/2001           $ 6,395            $ 6,396       $ 6,322
 9/30/2001           $ 5,572            $ 5,404       $ 5,343
10/31/2001           $ 5,734            $ 5,739       $ 5,675
11/30/2001           $ 6,084            $ 6,412       $ 6,267
12/31/2001           $ 6,337            $ 6,945       $ 6,765
 1/31/2002           $ 6,668            $ 7,193       $ 6,994
 2/28/2002           $ 6,681            $ 7,331       $ 7,109
 3/31/2002           $ 7,050            $ 7,843       $ 7,537
 4/30/2002           $ 7,272            $ 7,915       $ 7,586
 5/31/2002           $ 7,233            $ 7,779       $ 7,465
 6/30/2002           $ 6,783            $ 7,224       $ 6,905
 7/31/2002           $ 6,405            $ 6,766       $ 6,380
 8/31/2002           $ 6,386            $ 6,854       $ 6,478
 9/30/2002           $ 5,897            $ 6,093       $ 5,779
10/31/2002           $ 6,047            $ 6,484       $ 6,154
11/30/2002           $ 6,529            $ 6,934       $ 6,578
12/31/2002           $ 6,399            $ 6,672       $ 6,359
 1/31/2003           $ 6,301            $ 6,678       $ 6,331
 2/28/2003           $ 6,288            $ 6,480       $ 6,161
 3/31/2003           $ 6,056            $ 6,242       $ 5,986
 4/30/2003           $ 6,678            $ 6,879       $ 6,519
 5/31/2003           $ 7,078            $ 7,358       $ 6,987
 6/30/2003           $ 7,307            $ 7,813       $ 7,385
 7/31/2003           $ 7,602            $ 8,233       $ 7,848
 8/31/2003           $ 7,956            $ 8,827       $ 8,374
 9/30/2003           $ 8,186            $ 8,923       $ 8,436
10/31/2003           $ 8,834            $ 9,648       $ 9,154
11/30/2003           $ 8,998            $ 9,772       $ 9,266
12/31/2003           $ 9,737            $10,485       $ 9,938
 1/31/2004           $10,014            $10,843       $10,291
 2/29/2004           $10,370            $11,366       $10,765
 3/31/2004           $10,359            $11,577       $10,904
 4/30/2004           $ 9,774            $10,702       $10,012
 5/31/2004           $ 9,641            $10,557       $ 9,815
 6/30/2004           $ 9,821            $10,557       $ 9,860
 7/31/2004           $ 9,681            $10,340       $ 9,686
 8/31/2004           $ 9,994            $10,802       $10,091
 9/30/2004           $10,512            $11,426       $10,674
10/31/2004           $10,778            $11,756       $10,930
11/30/2004           $11,603            $12,778       $11,942
12/31/2004           $12,142            $13,433       $12,517
 1/31/2005           $12,075            $13,465       $12,556
 2/28/2005           $13,054            $14,595       $13,659
 3/31/2005           $12,432            $13,684       $12,759
 4/30/2005           $12,023            $13,377       $12,419
 5/31/2005           $12,486            $13,879       $12,856
 6/30/2005           $12,875            $14,347       $13,300
 7/31/2005           $13,566            $15,340       $14,241
 8/31/2005           $13,513            $15,333       $14,369
 9/30/2005           $14,593            $16,913       $15,709
10/31/2005           $13,754            $15,811       $14,683
11/30/2005           $14,802            $17,094       $15,899
12/31/2005           $15,463            $18,160       $16,840
 1/31/2006           $16,987            $20,109       $18,732
 2/28/2006           $17,034            $20,122       $18,714
 3/31/2006           $17,178            $20,374       $18,882
 4/30/2006           $18,326            $22,087       $20,229
 5/31/2006           $16,624            $19,899       $18,114
 6/30/2006           $16,354            $19,816       $18,076
 7/31/2006           $16,712            $20,070       $18,346
 8/31/2006           $17,050            $20,663       $18,823
 9/30/2006           $16,996            $20,843       $18,981
10/31/2006           $17,793            $21,777       $19,883
11/30/2006           $18,786            $23,466       $21,364
12/31/2006           $19,700            $24,536       $22,328
 1/31/2007           $19,438            $24,255       $22,097
 2/28/2007           $19,211            $24,204       $21,969
 3/31/2007           $19,952            $25,205       $22,852
 4/30/2007           $20,961            $26,473       $23,913
 5/31/2007           $21,875            $27,833       $25,104
 6/30/2007           $22,542            $29,158       $26,291
 7/31/2007           $23,108            $30,637       $27,692
 8/31/2007           $22,267            $29,956       $27,113
 9/30/2007           $24,864            $33,140       $30,109
10/31/2007           $27,476            $36,738       $33,469
11/30/2007           $25,183            $34,214       $31,099
12/31/2007           $25,181            $34,419       $31,210
 1/31/2008           $21,375            $29,996       $27,324
 2/29/2008           $23,216            $32,156       $29,351
 3/31/2008           $21,342            $30,541       $27,800
 4/30/2008           $23,167            $32,922       $30,061
 5/31/2008           $23,629            $33,558       $30,627
 6/30/2008           $21,028            $30,198       $27,578
 7/31/2008           $20,549            $29,137       $26,559
 8/31/2008           $19,088            $26,805       $24,447
 9/30/2008           $16,580            $22,083       $20,171
10/31/2008           $12,058            $16,007       $14,654
11/30/2008           $11,153            $14,750       $13,552
12/31/2008           $11,606            $15,923       $14,612
 1/31/2009           $10,687            $14,856       $13,674
 2/28/2009           $10,138            $14,063       $12,905
 3/31/2009           $11,282            $16,121       $14,762
 4/30/2009           $12,904            $18,911       $17,221
 5/31/2009           $15,166            $22,216       $20,173
 6/30/2009           $14,977            $21,938       $19,905
 7/31/2009           $16,752            $24,309       $22,158
 8/31/2009           $16,896            $24,326       $22,084
 9/30/2009           $18,332            $26,522       $24,093
10/31/2009           $18,567            $26,467       $24,125
11/30/2009           $19,497            $27,608       $25,162
12/31/2009           $20,186            $28,825       $26,159


                               10 | Annual Report

AVERAGE ANNUAL TOTAL RETURN

CLASS C   12/31/09
-------   --------
1-Year     +71.78%
5-Year     +10.38%
10-Year     +7.13%

CLASS C (1/1/00-12/31/09)

                               (PERFORMANCE GRAPH)

              TEMPLETON DEVELOPING     S&P/IFCI COMPOSITE   MSCI EMERGING
   DATE      MARKETS TRUST - CLASS C          INDEX         MARKETS INDEX
----------   -----------------------   ------------------   -------------
  1/1/2000            $10,000                $10,000           $10,000
 1/31/2000            $ 9,531                $ 9,999           $10,057
 2/29/2000            $ 9,173                $ 9,989           $10,194
 3/31/2000            $ 9,271                $10,135           $10,252
 4/30/2000            $ 8,483                $ 9,100           $ 9,283
 5/31/2000            $ 7,832                $ 8,847           $ 8,896
 6/30/2000            $ 8,405                $ 9,097           $ 9,197
 7/31/2000            $ 8,066                $ 8,660           $ 8,722
 8/31/2000            $ 8,216                $ 8,693           $ 8,760
 9/30/2000            $ 7,389                $ 7,915           $ 7,995
10/31/2000            $ 6,764                $ 7,275           $ 7,415
11/30/2000            $ 6,406                $ 6,632           $ 6,766
12/31/2000            $ 6,764                $ 6,824           $ 6,929
 1/31/2001            $ 7,552                $ 7,700           $ 7,884
 2/28/2001            $ 6,986                $ 7,107           $ 7,266
 3/31/2001            $ 6,328                $ 6,494           $ 6,553
 4/30/2001            $ 6,615                $ 6,879           $ 6,876
 5/31/2001            $ 6,849                $ 7,088           $ 6,958
 6/30/2001            $ 6,816                $ 6,959           $ 6,816
 7/31/2001            $ 6,387                $ 6,484           $ 6,385
 8/31/2001            $ 6,400                $ 6,396           $ 6,322
 9/30/2001            $ 5,573                $ 5,404           $ 5,343
10/31/2001            $ 5,736                $ 5,739           $ 5,675
11/30/2001            $ 6,087                $ 6,412           $ 6,267
12/31/2001            $ 6,336                $ 6,945           $ 6,765
 1/31/2002            $ 6,674                $ 7,193           $ 6,994
 2/28/2002            $ 6,681                $ 7,331           $ 7,109
 3/31/2002            $ 7,052                $ 7,843           $ 7,537
 4/30/2002            $ 7,274                $ 7,915           $ 7,586
 5/31/2002            $ 7,242                $ 7,779           $ 7,465
 6/30/2002            $ 6,784                $ 7,224           $ 6,905
 7/31/2002            $ 6,411                $ 6,766           $ 6,380
 8/31/2002            $ 6,385                $ 6,854           $ 6,478
 9/30/2002            $ 5,901                $ 6,093           $ 5,779
10/31/2002            $ 6,051                $ 6,484           $ 6,154
11/30/2002            $ 6,535                $ 6,934           $ 6,578
12/31/2002            $ 6,398                $ 6,672           $ 6,359
 1/31/2003            $ 6,300                $ 6,678           $ 6,331
 2/28/2003            $ 6,286                $ 6,480           $ 6,161
 3/31/2003            $ 6,059                $ 6,242           $ 5,986
 4/30/2003            $ 6,683                $ 6,879           $ 6,519
 5/31/2003            $ 7,084                $ 7,358           $ 6,987
 6/30/2003            $ 7,314                $ 7,813           $ 7,385
 7/31/2003            $ 7,610                $ 8,233           $ 7,848
 8/31/2003            $ 7,958                $ 8,827           $ 8,374
 9/30/2003            $ 8,188                $ 8,923           $ 8,436
10/31/2003            $ 8,832                $ 9,648           $ 9,154
11/30/2003            $ 9,003                $ 9,772           $ 9,266
12/31/2003            $ 9,741                $10,485           $ 9,938
 1/31/2004            $10,018                $10,843           $10,291
 2/29/2004            $10,375                $11,366           $10,765
 3/31/2004            $10,358                $11,577           $10,904
 4/30/2004            $ 9,778                $10,702           $10,012
 5/31/2004            $ 9,645                $10,557           $ 9,815
 6/30/2004            $ 9,825                $10,557           $ 9,860
 7/31/2004            $ 9,685                $10,340           $ 9,686
 8/31/2004            $ 9,998                $10,802           $10,091
 9/30/2004            $10,517                $11,426           $10,674
10/31/2004            $10,784                $11,756           $10,930
11/30/2004            $11,603                $12,778           $11,942
12/31/2004            $12,148                $13,433           $12,517
 1/31/2005            $12,075                $13,465           $12,556
 2/28/2005            $13,055                $14,595           $13,659
 3/31/2005            $12,439                $13,684           $12,759
 4/30/2005            $12,029                $13,377           $12,419
 5/31/2005            $12,486                $13,879           $12,856
 6/30/2005            $12,876                $14,347           $13,300
 7/31/2005            $13,568                $15,340           $14,241
 8/31/2005            $13,514                $15,333           $14,369
 9/30/2005            $14,596                $16,913           $15,709
10/31/2005            $13,756                $15,811           $14,683
11/30/2005            $14,805                $17,094           $15,899
12/31/2005            $15,467                $18,160           $16,840
 1/31/2006            $16,993                $20,109           $18,732
 2/28/2006            $17,040                $20,122           $18,714
 3/31/2006            $17,178                $20,374           $18,882
 4/30/2006            $18,328                $22,087           $20,229
 5/31/2006            $16,630                $19,899           $18,114
 6/30/2006            $16,359                $19,816           $18,076
 7/31/2006            $16,718                $20,070           $18,346
 8/31/2006            $17,056                $20,663           $18,823
 9/30/2006            $17,002                $20,843           $18,981
10/31/2006            $17,800                $21,777           $19,883
11/30/2006            $18,788                $23,466           $21,364
12/31/2006            $19,701                $24,536           $22,328
 1/31/2007            $19,445                $24,255           $22,097
 2/28/2007            $19,218                $24,204           $21,969
 3/31/2007            $19,961                $25,205           $22,852
 4/30/2007            $20,964                $26,473           $23,913
 5/31/2007            $21,880                $27,833           $25,104
 6/30/2007            $22,549                $29,158           $26,291
 7/31/2007            $23,109                $30,637           $27,692
 8/31/2007            $22,273                $29,956           $27,113
 9/30/2007            $24,869                $33,140           $30,109
10/31/2007            $27,487                $36,738           $33,469
11/30/2007            $25,196                $34,214           $31,099
12/31/2007            $25,192                $34,419           $31,210
 1/31/2008            $21,374                $29,996           $27,324
 2/29/2008            $23,194                $32,156           $29,351
 3/31/2008            $21,306                $30,541           $27,800
 4/30/2008            $23,118                $32,922           $30,061
 5/31/2008            $23,566                $33,558           $30,627
 6/30/2008            $20,959                $30,198           $27,578
 7/31/2008            $20,460                $29,137           $26,559
 8/31/2008            $18,995                $26,805           $24,447
 9/30/2008            $16,492                $22,083           $20,171
10/31/2008            $11,990                $16,007           $14,654
11/30/2008            $11,080                $14,750           $13,552
12/31/2008            $11,520                $15,923           $14,612
 1/31/2009            $10,606                $14,856           $13,674
 2/28/2009            $10,049                $14,063           $12,905
 3/31/2009            $11,182                $16,121           $14,762
 4/30/2009            $12,789                $18,911           $17,221
 5/31/2009            $15,009                $22,216           $20,173
 6/30/2009            $14,818                $21,938           $19,905
 7/31/2009            $16,562                $24,309           $22,158
 8/31/2009            $16,699                $24,326           $22,084
 9/30/2009            $18,109                $26,522           $24,093
10/31/2009            $18,320                $26,467           $24,125
11/30/2009            $19,226                $27,608           $25,162
12/31/2009            $19,903                $28,825           $26,159

AVERAGE ANNUAL TOTAL RETURN

CLASS R                    12/31/09
-------                    ---------
1-Year                      +73.62%
5-Year                      +10.94%
Since Inception (1/1/02)    +15.88%

CLASS R (1/1/02-12/31/09)

                               (PERFORMANCE GRAPH)

                                                     MSCI
                                       S&P/IFCI    EMERGING
              TEMPLETON DEVELOPING     COMPOSITE    MARKETS
   DATE      MARKETS TRUST - CLASS R     INDEX       INDEX
----------   -----------------------   ---------   --------
  1/1/2002           $10,000            $10,000    $10,000
 1/31/2002           $10,483            $10,357    $10,339
 2/28/2002           $10,504            $10,557    $10,509
 3/31/2002           $11,098            $11,293    $11,141
 4/30/2002           $11,442            $11,397    $11,213
 5/31/2002           $11,391            $11,201    $11,035
 6/30/2002           $10,683            $10,402    $10,207
 7/31/2002           $10,096            $ 9,743    $ 9,430
 8/31/2002           $10,066            $ 9,869    $ 9,576
 9/30/2002           $ 9,307            $ 8,773    $ 8,543
10/31/2002           $ 9,540            $ 9,336    $ 9,097
11/30/2002           $10,309            $ 9,984    $ 9,723
12/31/2002           $10,096            $ 9,606    $ 9,400
 1/31/2003           $ 9,945            $ 9,615    $ 9,359
 2/28/2003           $ 9,935            $ 9,330    $ 9,106
 3/31/2003           $ 9,563            $ 8,988    $ 8,848
 4/30/2003           $10,548            $ 9,905    $ 9,636
 5/31/2003           $11,184            $10,594    $10,328
 6/30/2003           $11,554            $11,250    $10,917
 7/31/2003           $12,025            $11,855    $11,600
 8/31/2003           $12,589            $12,710    $12,379
 9/30/2003           $12,949            $12,849    $12,470
10/31/2003           $13,975            $13,892    $13,531
11/30/2003           $14,252            $14,071    $13,697
12/31/2003           $15,429            $15,097    $14,690
 1/31/2004           $15,875            $15,613    $15,212
 2/29/2004           $16,445            $16,365    $15,914
 3/31/2004           $16,428            $16,670    $16,118
 4/30/2004           $15,509            $15,410    $14,800
 5/31/2004           $15,310            $15,201    $14,509
 6/30/2004           $15,592            $15,201    $14,575
 7/31/2004           $15,383            $14,888    $14,317
 8/31/2004           $15,885            $15,554    $14,917
 9/30/2004           $16,720            $16,452    $15,778
10/31/2004           $17,149            $16,928    $16,156
11/30/2004           $18,466            $18,398    $17,653
12/31/2004           $19,329            $19,341    $18,502
 1/31/2005           $19,234            $19,388    $18,561
 2/28/2005           $20,802            $21,016    $20,191
 3/31/2005           $19,819            $19,704    $18,861
 4/30/2005           $19,172            $19,262    $18,358
 5/31/2005           $19,914            $19,984    $19,004
 6/30/2005           $20,551            $20,658    $19,660
 7/31/2005           $21,664            $22,088    $21,051
 8/31/2005           $21,579            $22,079    $21,241
 9/30/2005           $23,318            $24,353    $23,222
10/31/2005           $21,993            $22,767    $21,704
11/30/2005           $23,668            $24,614    $23,501
12/31/2005           $24,746            $26,148    $24,894
 1/31/2006           $27,189            $28,954    $27,689
 2/28/2006           $27,274            $28,973    $27,663
 3/31/2006           $27,514            $29,337    $27,911
 4/30/2006           $29,370            $31,803    $29,902
 5/31/2006           $26,655            $28,653    $26,776
 6/30/2006           $26,225            $28,533    $26,719
 7/31/2006           $26,816            $28,899    $27,119
 8/31/2006           $27,374            $29,752    $27,824
 9/30/2006           $27,299            $30,012    $28,057
10/31/2006           $28,586            $31,357    $29,391
11/30/2006           $30,196            $33,789    $31,581
12/31/2006           $31,674            $35,330    $33,006
 1/31/2007           $31,277            $34,925    $32,664
 2/28/2007           $30,926            $34,851    $32,474
 3/31/2007           $32,134            $36,293    $33,780
 4/30/2007           $33,767            $38,119    $35,349
 5/31/2007           $35,263            $40,076    $37,109
 6/30/2007           $36,340            $41,984    $38,864
 7/31/2007           $37,268            $44,114    $40,935
 8/31/2007           $35,934            $43,134    $40,078
 9/30/2007           $40,141            $47,718    $44,507
10/31/2007           $44,383            $52,899    $49,474
11/30/2007           $40,697            $49,265    $45,970
12/31/2007           $40,711            $49,560    $46,134
 1/31/2008           $34,551            $43,192    $40,391
 2/29/2008           $37,516            $46,302    $43,387
 3/31/2008           $34,484            $43,975    $41,095
 4/30/2008           $37,421            $47,404    $44,436
 5/31/2008           $38,166            $48,321    $45,273
 6/30/2008           $33,955            $43,482    $40,765
 7/31/2008           $33,170            $41,954    $39,260
 8/31/2008           $30,800            $38,597    $36,137
 9/30/2008           $26,756            $31,797    $29,817
10/31/2008           $19,461            $23,049    $21,661
11/30/2008           $17,991            $21,238    $20,032
12/31/2008           $18,713            $22,928    $21,600
 1/31/2009           $17,239            $21,391    $20,214
 2/28/2009           $16,339            $20,250    $19,077
 3/31/2009           $18,197            $23,213    $21,821
 4/30/2009           $20,807            $27,230    $25,455
 5/31/2009           $24,434            $31,989    $29,820
 6/30/2009           $24,125            $31,589    $29,424
 7/31/2009           $26,986            $35,002    $32,754
 8/31/2009           $27,207            $35,028    $32,645
 9/30/2009           $29,514            $38,189    $35,614
10/31/2009           $29,883            $38,109    $35,661
11/30/2009           $31,374            $39,753    $37,195
12/31/2009           $32,490            $41,505    $38,668


                               Annual Report | 11

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS   12/31/09
-------------   --------
1-Year           +74.44%
5-Year           +11.49%
10-Year           +8.22%

ADVISOR CLASS (1/1/00-12/31/09)

                              (PERFORMANCE GRAPH)

             TEMPLETON DEVELOPING
                MARKETS TRUST -         S&P/IFCI      MSCI EMERGING
   DATE          CLASS ADVISOR      COMPOSITE INDEX    MARKETS INDEX
----------   --------------------   ---------------   --------------
  1/1/2000          $10,000             $10,000           $10,000
 1/31/2000          $ 9,539             $ 9,999           $10,057
 2/29/2000          $ 9,187             $ 9,989           $10,194
 3/31/2000          $ 9,289             $10,135           $10,252
 4/30/2000          $ 8,509             $ 9,100           $ 9,283
 5/31/2000          $ 7,865             $ 8,847           $ 8,896
 6/30/2000          $ 8,445             $ 9,097           $ 9,197
 7/31/2000          $ 8,116             $ 8,660           $ 8,722
 8/31/2000          $ 8,271             $ 8,693           $ 8,760
 9/30/2000          $ 7,440             $ 7,915           $ 7,995
10/31/2000          $ 6,822             $ 7,275           $ 7,415
11/30/2000          $ 6,461             $ 6,632           $ 6,766
12/31/2000          $ 6,833             $ 6,824           $ 6,929
 1/31/2001          $ 7,637             $ 7,700           $ 7,884
 2/28/2001          $ 7,060             $ 7,107           $ 7,266
 3/31/2001          $ 6,404             $ 6,494           $ 6,553
 4/30/2001          $ 6,702             $ 6,879           $ 6,876
 5/31/2001          $ 6,949             $ 7,088           $ 6,958
 6/30/2001          $ 6,917             $ 6,959           $ 6,816
 7/31/2001          $ 6,488             $ 6,484           $ 6,385
 8/31/2001          $ 6,501             $ 6,396           $ 6,322
 9/30/2001          $ 5,670             $ 5,404           $ 5,343
10/31/2001          $ 5,838             $ 5,739           $ 5,675
11/30/2001          $ 6,202             $ 6,412           $ 6,267
12/31/2001          $ 6,462             $ 6,945           $ 6,765
 1/31/2002          $ 6,810             $ 7,193           $ 6,994
 2/28/2002          $ 6,823             $ 7,331           $ 7,109
 3/31/2002          $ 7,211             $ 7,843           $ 7,537
 4/30/2002          $ 7,442             $ 7,915           $ 7,586
 5/31/2002          $ 7,409             $ 7,779           $ 7,465
 6/30/2002          $ 6,954             $ 7,224           $ 6,905
 7/31/2002          $ 6,571             $ 6,766           $ 6,380
 8/31/2002          $ 6,558             $ 6,854           $ 6,478
 9/30/2002          $ 6,063             $ 6,093           $ 5,779
10/31/2002          $ 6,228             $ 6,484           $ 6,154
11/30/2002          $ 6,736             $ 6,934           $ 6,578
12/31/2002          $ 6,604             $ 6,672           $ 6,359
 1/31/2003          $ 6,505             $ 6,678           $ 6,331
 2/28/2003          $ 6,499             $ 6,480           $ 6,161
 3/31/2003          $ 6,267             $ 6,242           $ 5,986
 4/30/2003          $ 6,917             $ 6,879           $ 6,519
 5/31/2003          $ 7,340             $ 7,358           $ 6,987
 6/30/2003          $ 7,588             $ 7,813           $ 7,385
 7/31/2003          $ 7,896             $ 8,233           $ 7,848
 8/31/2003          $ 8,271             $ 8,827           $ 8,374
 9/30/2003          $ 8,513             $ 8,923           $ 8,436
10/31/2003          $ 9,196             $ 9,648           $ 9,154
11/30/2003          $ 9,377             $ 9,772           $ 9,266
12/31/2003          $10,152             $10,485           $ 9,938
 1/31/2004          $10,450             $10,843           $10,291
 2/29/2004          $10,830             $11,366           $10,765
 3/31/2004          $10,827             $11,577           $10,904
 4/30/2004          $10,225             $10,702           $10,012
 5/31/2004          $10,095             $10,557           $ 9,815
 6/30/2004          $10,286             $10,557           $ 9,860
 7/31/2004          $10,156             $10,340           $ 9,686
 8/31/2004          $10,492             $10,802           $10,091
 9/30/2004          $11,046             $11,426           $10,674
10/31/2004          $11,333             $11,756           $10,930
11/30/2004          $12,209             $12,778           $11,942
12/31/2004          $12,789             $13,433           $12,517
 1/31/2005          $12,727             $13,465           $12,556
 2/28/2005          $13,770             $14,595           $13,659
 3/31/2005          $13,125             $13,684           $12,759
 4/30/2005          $12,707             $13,377           $12,419
 5/31/2005          $13,201             $13,879           $12,856
 6/30/2005          $13,626             $14,347           $13,300
 7/31/2005          $14,372             $15,340           $14,241
 8/31/2005          $14,323             $15,333           $14,369
 9/30/2005          $15,480             $16,913           $15,709
10/31/2005          $14,602             $15,811           $14,683
11/30/2005          $15,730             $17,094           $15,899
12/31/2005          $16,451             $18,160           $16,840
 1/31/2006          $18,081             $20,109           $18,732
 2/28/2006          $18,144             $20,122           $18,714
 3/31/2006          $18,309             $20,374           $18,882
 4/30/2006          $19,553             $22,087           $20,229
 5/31/2006          $17,751             $19,899           $18,114
 6/30/2006          $17,475             $19,816           $18,076
 7/31/2006          $17,878             $20,070           $18,346
 8/31/2006          $18,253             $20,663           $18,823
 9/30/2006          $18,210             $20,843           $18,981
10/31/2006          $19,080             $21,777           $19,883
11/30/2006          $20,161             $23,466           $21,364
12/31/2006          $21,160             $24,536           $22,328
 1/31/2007          $20,898             $24,255           $22,097
 2/28/2007          $20,674             $24,204           $21,969
 3/31/2007          $21,487             $25,205           $22,852
 4/30/2007          $22,589             $26,473           $23,913
 5/31/2007          $23,600             $27,833           $25,104
 6/30/2007          $24,335             $29,158           $26,291
 7/31/2007          $24,962             $30,637           $27,692
 8/31/2007          $24,082             $29,956           $27,113
 9/30/2007          $26,907             $33,140           $30,109
10/31/2007          $29,762             $36,738           $33,469
11/30/2007          $27,305             $34,214           $31,099
12/31/2007          $27,322             $34,419           $31,210
 1/31/2008          $23,199             $29,996           $27,324
 2/29/2008          $25,206             $32,156           $29,351
 3/31/2008          $23,172             $30,541           $27,800
 4/30/2008          $25,153             $32,922           $30,061
 5/31/2008          $25,664             $33,558           $30,627
 6/30/2008          $22,840             $30,198           $27,578
 7/31/2008          $22,320             $29,137           $26,559
 8/31/2008          $20,742             $26,805           $24,447
 9/30/2008          $18,019             $22,083           $20,171
10/31/2008          $13,118             $16,007           $14,654
11/30/2008          $12,127             $14,750           $13,552
12/31/2008          $12,627             $15,923           $14,612
 1/31/2009          $11,633             $14,856           $13,674
 2/28/2009          $11,034             $14,063           $12,905
 3/31/2009          $12,282             $16,121           $14,762
 4/30/2009          $14,062             $18,911           $17,221
 5/31/2009          $16,521             $22,216           $20,173
 6/30/2009          $16,314             $21,938           $19,905
 7/31/2009          $18,261             $24,309           $22,158
 8/31/2009          $18,419             $24,326           $22,084
 9/30/2009          $19,986             $26,522           $24,093
10/31/2009          $20,243             $26,467           $24,125
11/30/2009          $21,257             $27,608           $25,162
12/31/2009          $22,027             $28,825           $26,159

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND IS DESIGNED FOR THE AGGRESSIVE PORTION OF A WELL-DIVERSIFIED PORTFOLIO. THE FUND's PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(5.) Source: (C) 2009 Morningstar. The S&P/IFCI Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance of global emerging markets. The MSCI EM Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global emerging markets.


                               12 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 13

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 7/1/09     VALUE 12/31/09   PERIOD* 7/1/09-12/31/09
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000          $1,347.80              $11.13
Hypothetical (5% return before expenses)         $1,000          $1,015.73              $ 9.55
CLASS B
Actual                                           $1,000          $1,343.70              $15.42
Hypothetical (5% return before expenses)         $1,000          $1,012.05              $13.24
CLASS C
Actual                                           $1,000          $1,343.30              $15.47
Hypothetical (5% return before expenses)         $1,000          $1,012.00              $13.29
CLASS R
Actual                                           $1,000          $1,346.70              $12.55
Hypothetical (5% return before expenses)         $1,000          $1,014.47              $10.77
ADVISOR CLASS
Actual                                           $1,000          $1,350.10              $ 9.60
Hypothetical (5% return before expenses)         $1,000          $1,017.04              $ 8.24

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.88%; B: 2.61%; C: 2.62%; R: 2.12%; and
     Advisor: 1.62%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                               14 | Annual Report

Templeton Developing Markets Trust

FINANCIAL HIGHLIGHTS

                                                                          YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
CLASS A                                                 2009         2008          2007           2006           2005
-------                                              ----------   ----------    ----------     ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $    12.88   $    30.50    $    28.28     $    23.42    $    18.53
                                                     ----------   ----------    ----------     ----------    ----------
Income from investment operations(a):
   Net investment income(b) ......................         0.23         0.29          0.55           0.36          0.28
   Net realized and unrealized gains (losses) ....         9.28       (16.42)         7.14           6.20          4.90
                                                     ----------   ----------    ----------     ----------    ----------
Total from investment operations .................         9.51       (16.13)         7.69           6.56          5.18
                                                     ----------   ----------    ----------     ----------    ----------
Less distributions from:
   Net investment income .........................        (0.35)       (0.60)        (0.84)         (0.53)        (0.29)
   Net realized gains ............................           --        (0.89)        (4.63)         (1.17)           --
                                                     ----------   ----------    ----------     ----------    ----------
Total distributions ..............................        (0.35)       (1.49)        (5.47)         (1.70)        (0.29)
                                                     ----------   ----------    ----------     ----------    ----------
Redemption fees(c) ...............................           --           --(d)         --(d)          --(d)         --(d)
                                                     ----------   ----------    ----------     ----------    ----------
Net asset value, end of year .....................   $    22.04   $    12.88    $    30.50     $    28.28    $    23.42
                                                     ==========   ==========    ==========     ==========    ==========
Total return(e) ..................................        73.92%      (53.91)%       28.77%         28.29%        28.20%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) ......................................         1.90%        1.87%         1.83%          1.86%         1.97%
Net investment income ............................         1.38%        1.22%         1.74%          1.39%         1.36%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $2,338,884   $1,491,693    $4,647,893     $4,876,035    $3,395,151
Portfolio turnover rate ..........................        46.77%       66.61%        92.26%(g)      51.95%        34.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Templeton Developing Markets Trust

                                                                          YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
CLASS B                                                 2009          2008         2007           2006          2005
-------                                              ----------   ----------    ----------     ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $    12.67   $    29.85    $    27.78     $    23.03    $    18.24
                                                     ----------   ----------    ----------     ----------    ----------
Income from investment operations(a):
   Net investment income(b) ......................         0.11         0.11          0.30           0.17          0.15
   Net realized and unrealized gains (losses) ....         9.08       (16.01)         7.00           6.08          4.80
                                                     ----------   ----------    ----------     ----------    ----------
Total from investment operations .................         9.19       (15.90)         7.30           6.25          4.95
                                                     ----------   ----------    ----------     ----------    ----------
Less distributions from:
   Net investment income .........................        (0.22)       (0.39)        (0.60)         (0.33)        (0.16)
   Net realized gains ............................           --        (0.89)        (4.63)         (1.17)           --
                                                     ----------   ----------    ----------     ----------    ----------
Total distributions ..............................        (0.22)       (1.28)        (5.23)         (1.50)        (0.16)
                                                     ----------   ----------    ----------     ----------    ----------
Redemption fees(c) ...............................           --           --(d)         --(d)          --(d)         --(d)
                                                     ----------   ----------    ----------     ----------    ----------
Net asset value, end of year .....................   $    21.64   $    12.67    $    29.85     $    27.78    $    23.03
                                                     ==========   ==========    ==========     ==========    ==========
Total return(e) ..................................        72.65%      (54.26)%       27.82%         27.40%        27.35%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) ......................................         2.63%        2.61%         2.55%          2.58%         2.62%
Net investment income ............................         0.65%        0.48%         1.02%          0.67%         0.71%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $   22,799   $   15,987    $   53,396     $   54,991    $   46,965
Portfolio turnover rate ..........................        46.77%       66.61%        92.26%(g)      51.95%        34.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Templeton Developing Markets Trust

                                                                          YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
CLASS C                                                 2009         2008          2007           2006          2005
-------                                              ----------   ----------    ----------     ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $    12.61   $    29.76    $    27.72     $    23.00    $    18.22
                                                     ----------   ----------    ----------     ----------    ----------
Income from investment operations(a):
   Net investment income(b) ......................         0.10         0.11          0.29           0.17          0.14
   Net realized and unrealized gains (losses) ....         9.06       (15.96)         7.00           6.07          4.81
                                                     ----------   ----------    ----------     ----------    ----------
Total from investment operations .................         9.16       (15.85)         7.29           6.24          4.95
                                                     ----------   ----------    ----------     ----------    ----------
Less distributions from:
   Net investment income .........................        (0.23)       (0.41)        (0.62)         (0.35)        (0.17)
   Net realized gains ............................           --        (0.89)        (4.63)         (1.17)           --
                                                     ----------   ----------    ----------     ----------    ----------
Total distributions ..............................        (0.23)       (1.30)        (5.25)         (1.52)        (0.17)
                                                     ----------   ----------    ----------     ----------    ----------
Redemption fees(c) ...............................           --           --(d)         --(d)          --(d)         --(d)
                                                     ----------   ----------    ----------     ----------    ----------
Net asset value, end of year .....................   $    21.54   $    12.61    $    29.76     $    27.72    $    23.00
                                                     ==========   ==========    ==========     ==========    ==========
Total return(e) ..................................        72.78%      (54.27)%       27.87%         27.38%        27.31%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) ......................................         2.64%        2.60%         2.55%          2.58%         2.63%
Net investment income ............................         0.64%        0.49%         1.02%          0.67%         0.70%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $  324,243   $  200,454    $  578,419     $  489,722    $  364,355
Portfolio turnover rate ..........................        46.77%       66.61%        92.26%(g)      51.95%        34.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 17

Templeton Developing Markets Trust

                                                                          YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
CLASS R                                                 2009         2008          2007           2006          2005
-------                                              ----------   ----------    ----------     ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $    12.69   $    30.07    $    27.96     $    23.20    $    18.39
                                                     ----------   ----------    ----------     ----------    ----------
Income from investment operations(a):
   Net investment income(b) ......................         0.19         0.23          0.44           0.29          0.20
   Net realized and unrealized gains (losses) ....         9.13       (16.17)         7.09           6.14          4.90
                                                     ----------   ----------    ----------     ----------    ----------
Total from investment operations .................         9.32       (15.94)         7.53           6.43          5.10
                                                     ----------   ----------    ----------     ----------    ----------
Less distributions from:
   Net investment income .........................        (0.31)       (0.55)        (0.79)         (0.50)        (0.29)
   Net realized gains ............................           --        (0.89)        (4.63)         (1.17)           --
                                                     ----------   ----------    ----------     ----------    ----------
Total distributions ..............................        (0.31)       (1.44)        (5.42)         (1.67)        (0.29)
                                                     ----------   ----------    ----------     ----------    ----------
Redemption fees(c) ...............................           --           --(d)         --(d)          --(d)         --(d)
                                                     ----------   ----------    ----------     ----------    ----------
Net asset value, end of year .....................   $    21.70   $    12.69    $    30.07     $    27.96    $    23.20
                                                     ==========   ==========    ==========     ==========    ==========
Total return(e) ..................................        73.62%      (54.03)%       28.53%         27.99%        28.03%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) ......................................         2.14%        2.11%         2.06%          2.08%         2.13%
Net investment income ............................         1.14%        0.98%         1.51%          1.17%         1.20%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $   46,873   $   30,147    $   68,502     $   40,779    $   16,183
Portfolio turnover rate ..........................        46.77%       66.61%        92.26%(g)      51.95%        34.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

(g) Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

   The accompanying notes are an integral part of these financial statements.


                               18 | Annual Report

Templeton Developing Markets Trust

                                                                          YEAR ENDED DECEMBER 31,
                                                     ------------------------------------------------------------------
ADVISOR CLASS                                           2009         2008          2007           2006          2005
-------------                                        ----------   ----------    ----------     ----------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............   $    12.84   $    30.48    $    28.27     $    23.40    $    18.51
                                                     ----------   ----------    ----------     ----------    ----------
Income from investment operations(a):
   Net investment income(b) ......................         0.27         0.32          0.62           0.43          0.32
   Net realized and unrealized gains (losses) ....         9.27       (16.40)         7.16           6.22          4.92
                                                     ----------   ----------    ----------     ----------    ----------
Total from investment operations .................         9.54       (16.08)         7.78           6.65          5.24
                                                     ----------   ----------    ----------     ----------    ----------
Less distributions from:
   Net investment income .........................        (0.40)       (0.67)        (0.94)         (0.61)        (0.35)
   Net realized gains ............................           --        (0.89)        (4.63)         (1.17)           --
                                                     ----------   ----------    ----------     ----------    ----------
Total distributions ..............................        (0.40)       (1.56)        (5.57)         (1.78)        (0.35)
                                                     ----------   ----------    ----------     ----------    ----------
Redemption fees(c) ...............................           --           --(d)         --(d)          --(d)         --(d)
                                                     ----------   ----------    ----------     ----------    ----------
Net asset value, end of year .....................   $    21.98   $    12.84    $    30.48     $    28.27    $    23.40
                                                     ==========   ==========    ==========     ==========    ==========
Total return .....................................        74.44%      (53.79)%       29.12%         28.63%        28.63%
RATIOS TO AVERAGE NET ASSETS
Expenses(e) ......................................         1.64%        1.61%         1.56%          1.58%         1.63%
Net investment income ............................         1.64%        1.48%         2.01%          1.67%         1.70%
SUPPLEMENTAL DATA
Net assets, end of year (000's) ..................   $  297,925   $  193,590    $  793,791     $  460,225    $  343,823
Portfolio turnover rate ..........................        46.77%       66.61%        92.26%(f)      51.95%        34.76%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Benefit of expense reduction rounds to less than 0.01%.

(f) Excludes the value of portfolio securities delivered as a result of a redemption in-kind.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 19

Templeton Developing Markets Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

                                                                            INDUSTRY                       SHARES         VALUE
                                                          --------------------------------------------  -----------  --------------
             COMMON STOCKS 87.5%
             ARGENTINA 0.5%
             Tenaris SA, ADR ...........................          Energy Equipment & Services               347,570  $   14,823,860
                                                                                                                     --------------
             AUSTRIA 2.8%
             Erste Group Bank AG .......................                Commercial Banks                    749,723      27,967,358
         (a) IMMOEAST AG ...............................      Real Estate Management & Development        2,634,150      14,517,019
             OMV AG ....................................          Oil, Gas & Consumable Fuels               739,394      32,493,052
             Raiffeisen International Bank Holding AG ..                Commercial Banks                    182,952      10,344,523
                                                                                                                     --------------
                                                                                                                         85,321,952
                                                                                                                     --------------
             BRAZIL 8.6%
             AES Tiete SA ..............................  Independent Power Producers & Energy Traders    2,379,728      23,483,260
             Companhia de Bebidas das Americas
                (AmBev) ................................                   Beverages                        774,209      65,516,826
             Itau Unibanco Holding SA, ADR .............                Commercial Banks                  3,692,972      84,347,481
             Natura Cosmeticos SA ......................               Personal Products                  2,855,146      59,478,113
             Souza Cruz SA .............................                    Tobacco                         799,129      26,481,750
                                                                                                                     --------------
                                                                                                                        259,307,430
                                                                                                                     --------------
             CHINA 11.9%
         (a) Aluminum Corp. of China Ltd., H ...........                Metals & Mining                  31,470,675      34,702,693
             Angang Steel Co. Ltd., H ..................                Metals & Mining                   8,516,000      18,803,142
             China Coal Energy Co., H ..................          Oil, Gas & Consumable Fuels            26,703,000      49,041,196
             China Dongxiang Group Co. .................        Textiles, Apparel & Luxury Goods          9,678,000       7,489,070
             China Molybdenum Co. Ltd., H ..............                Metals & Mining                  13,720,287      11,041,772
             China Petroleum and Chemical Corp., H .....          Oil, Gas & Consumable Fuels             4,944,710       4,406,664
             China Shipping Development Co. Ltd., H ....                     Marine                      14,730,000      22,150,947
             CNOOC Ltd. ................................          Oil, Gas & Consumable Fuels            12,598,307      19,822,710
             Denway Motors Ltd. ........................                  Automobiles                    47,804,521      30,456,986
         (a) Hidili Industry International Development
                Ltd. ...................................                Metals & Mining                  35,426,000      44,638,304
             Lonking Holdings Ltd. .....................                   Machinery                     11,660,000       8,105,472
             PetroChina Co. Ltd., H ....................          Oil, Gas & Consumable Fuels            92,042,902     110,636,192
                                                                                                                     --------------
                                                                                                                        361,295,148
                                                                                                                     --------------
             HONG KONG 1.5%
             Dairy Farm International Holdings Ltd. ....            Food & Staples Retailing              4,222,262      25,291,349
         (a) GOME Electrical Appliances Holdings Ltd. ..                Specialty Retail                  8,579,000       3,120,160
             VTech Holdings Ltd. .......................            Communications Equipment              1,891,000      18,120,549
                                                                                                                     --------------
                                                                                                                         46,532,058
                                                                                                                     --------------
             HUNGARY 3.1%
         (a) MOL Hungarian Oil and Gas Nyrt. ...........          Oil, Gas & Consumable Fuels               187,322      16,847,286
         (a) OTP Bank Ltd. .............................                Commercial Banks                  2,683,604      77,461,345
                                                                                                                     --------------
                                                                                                                         94,308,631
                                                                                                                     --------------
             INDIA 13.4%
             GAIL India Ltd. ...........................                 Gas Utilities                    3,520,539      31,336,666
             Grasim Industries Ltd. ....................             Construction Materials                  87,692       4,681,630
             Hindalco Industries Ltd. ..................                Metals & Mining                  12,340,552      42,743,885
             Infosys Technologies Ltd. .................                  IT Services                       554,455      31,124,626
             National Aluminium Co. Ltd. ...............                Metals & Mining                   1,913,621      17,237,433
             Oil & Natural Gas Corp. Ltd. ..............          Oil, Gas & Consumable Fuels             2,092,240      53,085,913


                               20 | Annual Report

Templeton Developing Markets Trust

                                                                            INDUSTRY                       SHARES         VALUE
                                                          --------------------------------------------  -----------  --------------
             COMMON STOCKS (CONTINUED)
             INDIA (CONTINUED)
         (a) Oil India Ltd. ............................          Oil, Gas & Consumable Fuels               544,616  $   14,549,497
             Sesa Goa Ltd. .............................                Metals & Mining                   7,572,064      66,999,958
             Steel Authority of India Ltd. .............                Metals & Mining                   4,402,953      22,830,654
             Tata Chemicals Ltd. .......................                   Chemicals                      2,931,371      20,350,953
             Tata Consultancy Services Ltd. ............                  IT Services                     5,142,381      83,074,772
             Tata Steel Ltd. ...........................                Metals & Mining                   1,334,500      17,758,828
                                                                                                                     --------------
                                                                                                                        405,774,815
                                                                                                                     --------------
             INDONESIA 2.0%
             PT Astra International Tbk ................                  Automobiles                    11,513,000      42,387,384
             PT Bank Central Asia Tbk ..................                Commercial Banks                 37,254,500      19,170,751
                                                                                                                     --------------
                                                                                                                         61,558,135
                                                                                                                     --------------
             ISRAEL 0.6%
      (a, b) Taro Pharmaceutical Industries Ltd. .......                Pharmaceuticals                   2,155,198      19,138,158
                                                                                                                     --------------
             MEXICO 2.8%
             America Movil SAB de CV, L, ADR ...........      Wireless Telecommunication Services         1,117,470      52,498,741
             Grupo Televisa SA .........................                     Media                        3,637,054      15,133,481
             Kimberly Clark de Mexico SAB de CV, A .....               Household Products                 3,562,422      15,950,391
                                                                                                                     --------------
                                                                                                                         83,582,613
                                                                                                                     --------------
             PAKISTAN 1.1%
             MCB Bank Ltd. .............................                Commercial Banks                  7,413,929      19,281,486
             Oil & Gas Development Co. Ltd. ............          Oil, Gas & Consumable Fuels            10,560,200      13,800,830
                                                                                                                     --------------
                                                                                                                         33,082,316
                                                                                                                     --------------
             PERU 0.3%
             Credicorp Ltd. ............................                Commercial Banks                    125,200       9,642,904
                                                                                                                     --------------
             QATAR 0.5%
             Qatar National Bank .......................                Commercial Banks                    379,250      15,443,887
                                                                                                                     --------------
             RUSSIA 14.7%
         (a) Bank of Moscow ............................                Commercial Banks                     18,195         487,697
             Gazprom, ADR ..............................          Oil, Gas & Consumable Fuels             3,102,300      77,712,615
             Gazprom, ADR (London Exchange) ............          Oil, Gas & Consumable Fuels             1,150,836      29,449,893
             LUKOIL Holdings, ADR ......................          Oil, Gas & Consumable Fuels               392,879      22,158,375
             LUKOIL Holdings, ADR (London Exchange) ....          Oil, Gas & Consumable Fuels             1,189,579      68,162,877
         (a) Mining and Metallurgical Co. Norilsk
                Nickel, ADR ............................                Metals & Mining                   4,122,100      59,152,135
             Mobile TeleSystems ........................      Wireless Telecommunication Services         2,517,800      18,413,284
             Mobile TeleSystems, ADR ...................      Wireless Telecommunication Services           674,400      32,971,416
             Rosneft Oil Co., GDR ......................          Oil, Gas & Consumable Fuels             2,549,150      21,871,707
         (a) RusHydro ..................................               Electric Utilities                11,243,744         422,102
             Sberbank RF ...............................                Commercial Banks                 19,960,300      56,068,483
             TNK-BP ....................................          Oil, Gas & Consumable Fuels            20,839,920      35,948,862
      (a, c) Uralkali, GDR, Reg S ......................                   Chemicals                        633,800      13,379,518
         (a) Wimm-Bill-Dann Foods ......................                 Food Products                      185,300       8,307,279
                                                                                                                     --------------
                                                                                                                        444,506,243
                                                                                                                     --------------
             SINGAPORE 0.4%
             Fraser and Neave Ltd. .....................            Industrial Conglomerates              4,013,617      11,993,733
                                                                                                                     --------------


                               Annual Report | 21

Templeton Developing Markets Trust

                                                                            INDUSTRY                       SHARES         VALUE
                                                          --------------------------------------------  -----------  --------------
             COMMON STOCKS (CONTINUED)
             SOUTH AFRICA 3.1%
             Lewis Group Ltd. ..........................                Specialty Retail                  1,094,121  $    7,825,697
             Naspers Ltd., N ...........................                      Media                         852,546      34,516,032
             Remgro Ltd. ...............................         Diversified Financial Services           2,184,297      26,294,102
             Standard Bank Group Ltd. ..................                Commercial Banks                  1,857,716      25,571,799
                                                                                                                     --------------
                                                                                                                         94,207,630
                                                                                                                     --------------
             SOUTH KOREA 5.4%
             CJ Internet Corp. .........................                      Media                         385,710       4,564,713
             GS Engineering & Construction Corp. .......           Construction & Engineering               422,479      39,310,483
         (a) Hyundai Development Co. ...................           Construction & Engineering               477,870      15,470,353
             Samsung Electronics Co. Ltd. ..............    Semiconductors & Semiconductor Equipment         59,662      40,880,679
         (a) Shinhan Financial Group Co. Ltd. ..........                Commercial Banks                    765,198      28,348,566
             SK Energy Co. Ltd. ........................           Oil, Gas & Consumable Fuels              348,875      35,154,525
                                                                                                                     --------------
                                                                                                                        163,729,319
                                                                                                                     --------------
             SWEDEN 1.3%
             Oriflame Cosmetics SA, SDR ................                Personal Products                   661,514      39,590,870
                                                                                                                     --------------
             TAIWAN 2.0%
             MediaTek Inc. .............................    Semiconductors & Semiconductor Equipment        563,705       9,832,679
             President Chain Store Corp. ...............            Food & Staples Retailing             15,614,114      37,143,922
             Taiwan Semiconductor Manufacturing Co.
                Ltd. ...................................    Semiconductors & Semiconductor Equipment      7,305,343      14,729,435
                                                                                                                     --------------
                                                                                                                         61,706,036
                                                                                                                     --------------
             THAILAND 2.5%
             Kasikornbank Public Co. Ltd., fgn. ........                Commercial Banks                  2,900,000       7,562,950
             PTT Exploration and Production Public Co.
                Ltd., fgn. .............................           Oil, Gas & Consumable Fuels            2,677,700      11,799,217
             PTT Public Co. Ltd., fgn. .................           Oil, Gas & Consumable Fuels            4,257,000      31,391,547
             Thai Beverages Co. Ltd., fgn. .............                    Beverages                   145,701,598      25,398,002
                                                                                                                     --------------
                                                                                                                         76,151,716
                                                                                                                     --------------
             TURKEY 4.2%
             Akbank TAS ................................                Commercial Banks                  8,644,664      54,599,702
             Anadolu Efes Biracilik Ve Malt Sanayii
                AS .....................................                    Beverages                       541,246       6,077,351
             Tupras-Turkiye Petrol Rafinerileri AS .....           Oil, Gas & Consumable Fuels            2,063,136      41,022,788
             Turkcell Iletisim Hizmetleri AS ...........       Wireless Telecommunication Services        3,356,919      23,782,477
                                                                                                                     --------------
                                                                                                                        125,482,318
                                                                                                                     --------------
             UNITED ARAB EMIRATES 1.1%
             DP World Ltd. .............................          Transportation Infrastructure           5,407,100       2,325,053
         (a) Emaar Properties PJSC .....................      Real Estate Management & Development       29,736,353      31,250,718
                                                                                                                     --------------
                                                                                                                         33,575,771
                                                                                                                     --------------
             UNITED KINGDOM 3.7%
         (a) Anglo American PLC ........................                 Metals & Mining                  1,737,388      74,909,324
             Antofagasta PLC ...........................                 Metals & Mining                  2,292,783      36,793,456
                                                                                                                     --------------
                                                                                                                        111,702,780
                                                                                                                     --------------
             TOTAL COMMON STOCKS
                (COST $1,747,575,187) ..................                                                              2,652,458,323
                                                                                                                     --------------


                               22 | Annual Report

Templeton Developing Markets Trust

                                                                            INDUSTRY                       SHARES         VALUE
                                                          --------------------------------------------  -----------  --------------
             DIRECT EQUITY INVESTMENTS
             (COST $2,706,336) 0.2%
             VIETNAM 0.2%
(a, b, d, e) Mayfair Hanoi, Ltd., 37.5%, equity owned
                through HEA Holdings Ltd., a wholly
                owned investment .......................      Real Estate Management & Development               --  $    4,834,975
                                                                                                                     --------------
             PREFERRED STOCKS 11.7%
             BRAZIL 11.1%
             Banco Bradesco SA, ADR, pfd. ..............                Commercial Banks                  1,679,341      36,727,188
             Itausa - Investimentos Itau SA, pfd. ......                Commercial Banks                  4,431,557      30,128,486
             Petroleo Brasileiro SA, ADR, pfd. .........           Oil, Gas & Consumable Fuels            3,072,040     130,223,775
             Vale SA, ADR, pfd., A .....................                 Metals & Mining                  5,574,411     138,356,881
                                                                                                                     --------------
                                                                                                                        335,436,330
                                                                                                                     --------------
             CHILE 0.6%
             Embotelladora Andina SA, pfd., A ..........                    Beverages                     6,840,893      19,277,716
                                                                                                                     --------------
             TOTAL PREFERRED STOCKS
                (COST $148,868,127) ....................                                                                354,714,046
                                                                                                                     --------------
             TOTAL INVESTMENTS BEFORE SHORT TERM
                INVESTMENTS
                (COST $1,899,149,650) ..................                                                              3,012,007,344
                                                                                                                     --------------
             SHORT TERM INVESTMENTS
             (COST $10,229,448) 0.3%
             MONEY MARKET FUNDS 0.3%
             UNITED STATES 0.3%
         (f) Institutional Fiduciary Trust Money Market
                Portfolio, 0.00% .......................                                                 10,229,448      10,229,448
                                                                                                                     --------------
             TOTAL INVESTMENTS
                (COST $1,909,379,098) 99.7% ............                                                              3,022,236,792
             OTHER ASSETS, LESS LIABILITIES 0.3% .......                                                                  8,487,389
                                                                                                                     --------------
             NET ASSETS 100.0% .........................                                                             $3,030,724,181
                                                                                                                     ==============

See Abbreviations on page 38.

(a)  Non-income producing.

(b)  See Note 10 regarding holdings of 5% voting securities.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At December 31, 2009, the value of this security was $13,379,518, representing 0.44% of net assets.

(d)  See Note 9 regarding restricted securities.

(e)  See Note 11 regarding other considerations.

(f) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                               Annual Report | 23

Templeton Developing Markets Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $ 1,874,571,194
      Cost - Controlled affiliated issuers (Note 10) ..........         2,706,336
      Cost - Non-controlled affiliated issuers (Note 10) ......        21,872,120
      Cost - Sweep Money Fund (Note 7) ........................        10,229,448
                                                                  ---------------
      Total cost of investments ...............................   $ 1,909,379,098
                                                                  ===============
      Value - Unaffiliated issuers ............................   $ 2,988,034,211
      Value - Controlled affiliated issuers (Note 10) .........         4,834,975
      Value - Non-controlled affiliated issuers (Note 10) .....        19,138,158
      Value - Sweep Money Fund (Note 7) .......................        10,229,448
                                                                  ---------------
      Total value of investments ..............................     3,022,236,792
   Cash .......................................................         3,444,938
   Foreign currency, at value (cost $385) .....................               397
   Receivables:
      Investment securities sold ..............................        26,184,717
      Capital shares sold .....................................         2,436,654
      Dividends ...............................................         7,921,048
      Foreign tax .............................................           901,960
   Other assets ...............................................               303
                                                                  ---------------
         Total assets .........................................     3,063,126,809
                                                                  ---------------
Liabilities:
   Payables:
      Capital shares redeemed .................................        14,278,672
      Affiliates ..............................................         5,226,579
   Deferred tax ...............................................        10,831,411
   Accrued expenses and other liabilities .....................         2,065,966
                                                                  ---------------
         Total liabilities ....................................        32,402,628
                                                                  ---------------
            Net assets, at value ..............................   $ 3,030,724,181
                                                                  ---------------
Net assets consist of:
   Paid-in capital ............................................   $ 2,595,622,198
   Distributions in excess of net investment income ...........       (11,224,648)
   Net unrealized appreciation (depreciation) .................     1,101,909,790
   Accumulated net realized gain (loss) .......................      (655,583,159)
                                                                  ---------------
            Net assets, at value ..............................   $ 3,030,724,181
                                                                  ===============

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

Templeton Developing Markets Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2009

CLASS A:
   Net assets, at value ....................................................   $2,338,884,388
                                                                               ==============
   Shares outstanding ......................................................      106,130,836
                                                                               ==============
   Net asset value per share(a) ............................................   $        22.04
                                                                               ==============
   Maximum offering price per share (net asset value per share / 94.25%) ...   $        23.38
                                                                               ==============
CLASS B:
   Net assets, at value ....................................................   $   22,798,600
                                                                               ==============
   Shares outstanding ......................................................        1,053,370
                                                                               ==============
   Net asset value and maximum offering price per share(a) .................   $        21.64
                                                                               ==============
CLASS C:
   Net assets, at value ....................................................   $  324,243,428
                                                                               ==============
   Shares outstanding ......................................................       15,052,486
                                                                               ==============
   Net asset value and maximum offering price per share(a) .................   $        21.54
                                                                               ==============
CLASS R:
   Net assets, at value ....................................................   $   46,872,951
                                                                               ==============
   Shares outstanding ......................................................        2,159,964
                                                                               ==============
   Net asset value and maximum offering price per share ....................   $        21.70
                                                                               ==============
ADVISOR CLASS:
   Net assets, at value ....................................................   $  297,924,814
                                                                               ==============
   Shares outstanding ......................................................       13,552,468
                                                                               ==============
   Net asset value and maximum offering price per share ....................   $        21.98
                                                                               ==============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 25

Templeton Developing Markets Trust

STATEMENT OF OPERATIONS

for the year ended December 31, 2009

Investment income:
   Dividends: (net of foreign taxes of $6,868,234)
      Unaffiliated issuers ............................................................   $   79,405,605
      Sweep Money Fund (Note 7) .......................................................           46,894
   Interest ...........................................................................           11,983
                                                                                          --------------
         Total investment income ......................................................       79,464,482
                                                                                          --------------
Expenses:
   Management fees (Note 3a) ..........................................................       29,406,448
   Administrative fees (Note 3b) ......................................................        2,389,297
   Distribution fees: (Note 3c)
      Class A .........................................................................        4,949,605
      Class B .........................................................................          187,356
      Class C .........................................................................        2,495,038
      Class R .........................................................................          180,815
   Transfer agent fees (Note 3e) ......................................................        4,834,957
   Custodian fees (Note 4) ............................................................        1,400,592
   Reports to shareholders ............................................................          434,823
   Registration and filing fees .......................................................          115,310
   Professional fees ..................................................................          266,818
   Trustees' fees and expenses ........................................................          156,099
   Excise tax .........................................................................          500,862
   Other ..............................................................................           97,093
                                                                                          --------------
         Total expenses ...............................................................       47,415,113
         Expense reductions (Note 4) ..................................................           (1,481)
                                                                                          --------------
            Net expenses ..............................................................       47,413,632
                                                                                          --------------
               Net investment income ..................................................       32,050,850
                                                                                          --------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .....................................................................     (145,740,293)
      Foreign currency transactions ...................................................         (436,333)
                                                                                          --------------
               Net realized gain (loss) ...............................................     (146,176,626)
                                                                                          --------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .....................................................................    1,465,126,209
      Translation of other assets and liabilities denominated in foreign currencies ...           13,625
   Change in deferred taxes on unrealized appreciation ................................      (10,831,411)
                                                                                          --------------
               Net change in unrealized appreciation (depreciation) ...................    1,454,308,423
                                                                                          --------------
Net realized and unrealized gain (loss) ...............................................    1,308,131,797
                                                                                          --------------
Net increase (decrease) in net assets resulting from operations .......................   $1,340,182,647
                                                                                          ==============

   The accompanying notes are an integral part of these financial statements.


                               26 | Annual Report

Templeton Developing Markets Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                        ---------------------------------
                                                                                              2009              2008
                                                                                        ---------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .........................................................   $   32,050,850    $    46,355,318
      Net realized gain (loss) from investments and foreign currency transactions ...     (146,176,626)      (351,483,663)
      Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign
         currencies, and deferred taxes .............................................    1,454,308,423     (2,503,482,868)
                                                                                        --------------    ---------------
            Net increase (decrease) in net assets resulting from operations .........    1,340,182,647     (2,808,611,213)
                                                                                        --------------    ---------------
   Distributions to shareholders from:
      Net investment income:
         Class A ....................................................................      (37,121,291)       (68,005,557)
         Class B ....................................................................         (229,845)          (498,387)
         Class C ....................................................................       (3,412,864)        (6,497,298)
         Class R ....................................................................         (663,157)        (1,255,850)
         Advisor Class ..............................................................       (5,320,227)       (10,235,209)
      Net realized gains:
         Class A ....................................................................               --       (111,274,827)
         Class B ....................................................................               --         (1,220,304)
         Class C ....................................................................               --        (15,205,505)
         Class R ....................................................................               --         (2,097,185)
         Advisor Class ..............................................................               --        (13,584,100)
                                                                                        --------------    ---------------
   Total distributions to shareholders ..............................................      (46,747,384)      (229,874,222)
                                                                                        --------------    ---------------
   Capital share transactions: (Note 2)
         Class A ....................................................................     (162,843,393)      (818,508,474)
         Class B ....................................................................       (3,235,008)       (11,829,237)
         Class C ....................................................................       (8,257,655)       (69,312,600)
         Class R ....................................................................       (2,404,480)         2,905,635
         Advisor Class ..............................................................      (17,841,400)      (274,951,817)
                                                                                        --------------    ---------------
   Total capital share transactions .................................................     (194,581,936)    (1,171,696,493)
                                                                                        --------------    ---------------
   Redemption fees ..................................................................               --             51,127
                                                                                        --------------    ---------------
            Net increase (decrease) in net assets ...................................    1,098,853,327     (4,210,130,801)
Net assets:
   Beginning of year ................................................................    1,931,870,854      6,142,001,655
                                                                                        --------------    ---------------
   End of year ......................................................................   $3,030,724,181    $ 1,931,870,854
                                                                                        ==============    ===============
Distributions in excess of net investment income included in net assets:
   End of year ......................................................................   $  (11,224,648)   $   (32,126,960)
                                                                                        ==============    ===============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 27

Templeton Developing Markets Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Developing Markets Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                               28 | Annual Report

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.


                               Annual Report | 29

Templeton Developing Markets Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                               30 | Annual Report

Templeton Developing Markets Trust

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                     YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------
                                               2009                           2008
                                   ---------------------------   -----------------------------
                                      SHARES         AMOUNT         SHARES          AMOUNT
                                   -----------   -------------   -----------   --------------
CLASS A SHARES:
   Shares sold .................    20,346,860   $ 344,644,361    23,404,228   $   543,215,981
   Shares issued in reinvestment
      of distributions .........     1,408,899      30,020,046     9,023,640       153,032,031
   Shares redeemed .............   (31,471,494)   (537,507,800)  (68,966,036)   (1,514,756,486)
                                   -----------   -------------   -----------   ---------------
   Net increase (decrease) .....    (9,715,735)  $(162,843,393)  (36,538,168)  $  (818,508,474)
                                   ===========   =============   ===========   ===============
CLASS B SHARES:
   Shares sold .................       162,580   $   2,649,148        97,728   $     2,292,162
   Shares issued in reinvestment
      of distributions .........        10,274         212,989        91,600         1,568,804
   Shares redeemed .............      (381,279)     (6,097,145)     (716,582)      (15,690,203)
                                   -----------   -------------   -----------   ---------------
   Net increase (decrease) .....      (208,425)  $  (3,235,008)     (527,254)  $   (11,829,237)
                                   ===========   =============   ===========   ===============
CLASS C SHARES:
   Shares sold .................     2,644,802   $  44,736,855     1,967,099   $    43,072,369
   Shares issued in reinvestment
      of distributions .........       140,956       2,915,606     1,068,378        18,152,048
   Shares redeemed .............    (3,626,095)    (55,910,116)   (6,581,570)     (130,537,017)
                                   -----------   -------------   -----------   ---------------
   Net increase (decrease) .....      (840,337)  $  (8,257,655)   (3,546,093)  $   (69,312,600)
                                   ===========   =============   ===========   ===============
CLASS R SHARES:
   Shares sold .................     1,201,486   $  20,065,279     1,384,913   $    31,904,673
   Shares issued in reinvestment
      of distributions .........        29,679         621,728       188,877         3,127,566
   Shares redeemed .............    (1,446,991)    (23,091,487)   (1,476,425)      (32,126,604)
                                   -----------   -------------   -----------   ---------------
   Net increase (decrease) .....      (215,826)  $  (2,404,480)       97,365   $     2,905,635
                                   ===========   =============   ===========   ===============
ADVISOR CLASS SHARES:
   Shares sold .................     3,459,308   $  58,198,741     5,332,978   $   111,511,547
   Shares issued in reinvestment
      of distributions .........       198,000       4,213,954     1,206,141        19,765,836
   Shares redeemed .............    (5,184,696)    (80,254,095)  (17,504,369)     (406,229,200)
                                   -----------   -------------   -----------   ---------------
   Net increase (decrease) .....    (1,527,388)  $ (17,841,400)  (10,965,250)  $  (274,951,817)
                                   ===========   =============   ===========   ===============


                               Annual Report | 31

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                       AFFILIATION
----------                                                       -----------
Templeton Asset Management Ltd. (TAML)                           Investment manager
Franklin Templeton Services, LLC (FT Services)                   Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)             Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)    Transfer agent

A. MANAGEMENT FEES

Effective May 1, 2009, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ----------
       1.250%         Up to and including $1 billion
       1.200%         Over $1 billion, up to and including $3 billion
       1.150%         Over $3 billion, up to and including $4 billion
       1.100%         Over $4 billion, up to and including $15 billion
       1.050%         Over $15 billion, up to and including $20 billion
       1.000%         In excess of $20 billion

Prior to May 1, 2009, the Fund paid fees to TAML based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ----------
       1.250%         Up to and including $1 billion
       1.200%         Over $1 billion, up to and including $5 billion
       1.150%         Over $5 billion, up to and including $7.5 billion
       1.125%         Over $7.5 billion, up to and including $10 billion
       1.100%         Over $10 billion, up to and including $15 billion
       1.050%         Over $15 billion, up to and including $20 billion
       1.000%         In excess of $20 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ----------
       0.150%         Up to and including $200 million
       0.135%         Over $200 million, up to and including $700 million
       0.100%         Over $700 million, up to and including $1.2 billion
       0.075%         In excess of $1.2 billion


                               32 | Annual Report

Templeton Developing Markets Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A..   0.35%
Class B..   1.00%
Class C..   1.00%
Class R..   0.50%

Effective February 1, 2009, the Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ......   $250,959
Contingent deferred sales charges retained ..   $ 27,913

E. TRANSFER AGENT FEES

For the year ended December 31, 2009, the Fund paid transfer agent fees of $4,834,957, of which $3,229,722 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.


                               Annual Report | 33

Templeton Developing Markets Trust

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the Fund had tax basis capital losses of $641,835,405 expiring in 2017.

The tax character of distributions paid during the years ended December 31, 2009 and 2008, was as follows:

                                    2009          2008
                                -----------   ------------
Distributions paid from:
   Ordinary income ..........   $46,747,384   $119,676,929
   Long term capital gain ...            --    110,197,293
                                -----------   ------------
                                $46,747,384   $229,874,222
                                ===========   ============

At December 31, 2009, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments .......................................   $1,949,038,509
                                                              ==============
Unrealized appreciation ...................................   $1,138,043,067
Unrealized depreciation ...................................      (64,844,784)
                                                              --------------
Net unrealized appreciation (depreciation) ................   $1,073,198,283
                                                              ==============
Distributable earnings -- undistributed ordinary income ...   $   14,687,008
                                                              ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, corporate actions, and non-deductible excise tax expense.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, passive foreign investment company shares, and corporate actions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2009, aggregated $1,102,480,906 and $1,351,942,830, respectively.


                               34 | Annual Report

Templeton Developing Markets Trust

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Pursuant to a SEC exemptive order specific to the Fund's investment in the Sweep Money Fund, management fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At December 31, 2009, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

                                                                              ACQUISITION
SHARES   ISSUER                                                                   DATE         COST         VALUE
------   ------                                                               -----------   ----------   ----------
  --     Mayfair Hanoi, Ltd., 37.5% equity owned through HEA Holdings, Ltd.
            TOTAL RESTRICTED SECURITIES (0.16% of Net Assets) .............     10/31/96    $2,706,336   $4,834,975
                                                                                                         ==========


                               Annual Report | 35

Templeton Developing Markets Trust

10. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the year ended December 31, 2009, were as shown below.

                              NUMBER OF SHARES                            NUMBER OF SHARES     VALUE AT                   REALIZED
                             HELD AT BEGINNING     GROSS        GROSS        HELD AT END        END OF     INVESTMENT     CAPITAL
NAME OF ISSUER                    OF YEAR        ADDITIONS   REDUCTIONS        OF YEAR           YEAR        INCOME     GAIN (LOSS)
--------------               -----------------   ---------   ----------   ----------------   -----------   ----------   -----------
CONTROLLED AFFILIATES(a)
Mayfair Hanoi, Ltd., 37.5%
   equity owned through
   HEA Holdings Ltd. .....              --             --       --(b)                --      $ 4,834,975       $--          $--
NON-CONTROLLED AFFILIATES
Taro Pharmaceutical
   Industries Ltd. .......       1,380,656        774,542       --            2,155,198       19,138,158       $--          $--
                                                                                             -----------       ---          ---
   TOTAL AFFILIATED SECURITIES (0.79% of Net Assets) .....................................   $23,973,133       $--          $--
                                                                                             ===========       ===          ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

(b) During the year, the issuer redeemed a portion of the investment in the amount of $1,741,250.

11. OTHER CONSIDERATIONS

Officers, directors or employees of the Fund's Investment Manager, may serve from time to time as members of boards of directors of companies in which the Fund invests. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Fund's policies and the requirements of applicable securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 22, 2010, the Fund renewed the Global Credit Facility, for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended December 31, 2009, the Fund did not utilize the Global Credit Facility.


                               36 | Annual Report

Templeton Developing Markets Trust

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets carried at fair value:

                                       LEVEL 1      LEVEL 2     LEVEL 3         TOTAL
                                   --------------   -------   ----------   --------------
ASSETS:
   Investments in Securities
     Equity Investments:(a)
        Vietnam ................   $           --     $--     $4,834,975   $    4,834,975
        All other Equity
           Investments(b) ......    3,007,172,369      --             --    3,007,172,369
     Short Term Investments ....       10,229,448      --             --       10,229,448
                                   --------------     ---     ----------   --------------
           Total Investments in
              Securities .......   $3,017,401,817     $--     $4,834,975   $3,022,236,792
                                   ==============     ===     ==========   ==============

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

At December 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                       NET CHANGE
                                                             NET CHANGE                                               IN UNREALIZED
                                                                 IN                                                   APPRECIATION
                                                 NET         UNREALIZED         NET         TRANSFER                 (DEPRECIATION)
                                 BEGINNING     REALIZED     APPRECIATION     PURCHASES    IN (OUT) OF     ENDING     ON ASSETS HELD
                                  BALANCE    GAIN (LOSS)   (DEPRECIATION)     (SALES)       LEVEL 3       BALANCE      AT YEAR END
                                ----------   -----------   --------------   -----------   -----------   ----------   --------------
ASSETS:
Investments in Securities:
   Equity Investments:
      Hong Kong .............   $6,182,235       $--          $393,990      $(1,741,250)      $--       $4,834,975   $   393,990
                                ----------       ---          --------      -----------       ---       ----------   -----------
      Total Investments
         in Securities ......   $6,182,235       $--          $393,990      $(1,741,250)      $--       $4,834,975   $   393,990
                                ==========       ===          ========      ===========       ===       ==========   ===========


                               Annual Report | 37

Templeton Developing Markets Trust

14. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 19, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt
GDR - Global Depository Receipt
SDR - Swedish Depository Receipt


                               38 | Annual Report

Templeton Developing Markets Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON DEVELOPING MARKETS TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Developing Markets Trust (the "Fund") at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 19, 2010


                               Annual Report | 39

Templeton Developing Markets Trust

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $45,893,948 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2009. Distributions, including qualified dividend income, paid during calendar year 2009 will be reported to shareholders on Form 1099-DIV in January 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $21,812 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2009.

At December 31, 2009, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2009, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C, Class R and Advisor Class shareholders of record.

                       FOREIGN TAX PAID   FOREIGN SOURCE INCOME    FOREIGN QUALIFIED
CLASS                     PER SHARE             PER SHARE         DIVIDENDS PER SHARE
-----                  ----------------   ---------------------   -------------------
Class A ............        $0.0473              $0.3813                $0.2105
Class B ............        $0.0473              $0.2646                $0.1461
Class C ............        $0.0473              $0.2743                $0.1515
Class R ............        $0.0473              $0.3474                $0.1917
Advisor Class ......        $0.0473              $0.4229                $0.2335

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)


                               40 | Annual Report

Templeton Developing Markets Trust

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)

In January 2010, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2009. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2009 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                               Annual Report | 41

Templeton Developing Markets Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  --------------------------------------
HARRIS J. ASHTON (1932)         Trustee          Since 1992          133                      Bar-S Foods (meat packing company).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ANN TORRE BATES (1958)          Trustee          Since 2008          31                       SLM Corporation (Sallie Mae) and
500 East Broward Blvd.                                                                        Allied Capital Corporation (financial
Suite 2100                                                                                    services).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Independent strategic and financial consultant; and FORMERLY, Executive Vice President and Chief Financial Officer, NHP Incorporated
(manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

FRANK J. CROTHERS (1944)        Trustee          Since 1991          23                       Fortis, Inc. (utility holding company)
500 East Broward Blvd.                                                                        and AML Foods Limited (retail
Suite 2100                                                                                    distributors).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director and Vice Chairman, Caribbean Utilities Company, Ltd. and director of various other private business and nonprofit organizations.

EDITH E. HOLIDAY (1952)         Lead             Trustee since       133                      Hess Corporation (exploration and
500 East Broward Blvd.          Independent      1996 and Lead                                refining of oil and gas), H.J. Heinz
Suite 2100                      Trustee          Independent                                  Company (processed foods and allied
Fort Lauderdale, FL 33394-3091                   Trustee                                      products), RTI International Metals,
                                                 since 2007                                   Inc. (manufacture and distribution of
                                                                                              titanium), Canadian National Railway
                                                                                              (railroad) and White Mountains
                                                                                              Insurance Group, Ltd. (holding
                                                                                              company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               42 | Annual Report

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  --------------------------------------
J. MICHAEL LUTTIG (1954)        Trustee          Since               133                      Boeing Capital Corporation (aircraft
500 East Broward Blvd.                           December 2009                                financing).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President, General Counsel and member of Executive Counsel, The Boeing Company; and FORMERLY, Federal Appeals Court
Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

DAVID W. NIEMIEC (1949)         Trustee          Since 2005          23                       Emeritus Corporation (assisted living)
500 East Broward Blvd.                                                                        and OSI Pharmaceuticals, Inc. (phar-
Suite 2100                                                                                    maceutical products).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Advisor, Saratoga Partners (private equity fund); and FORMERLY, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg
Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief
Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

FRANK A. OLSON (1932)           Trustee          Since 2003          133                      Hess Corporation (exploration and
500 East Broward Blvd.                                                                        refining of oil and gas).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)        Trustee          Since 2005          141                      None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President " Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

CONSTANTINE D. TSERETOPOULOS    Trustee          Since 1991          23                       None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

ROBERT E. WADE (1946)           Trustee          Since 2006          38                       El Oro Ltd. (investments).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Attorney at law.


                               Annual Report | 43

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  --------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee,         Trustee and         133                      None
One Franklin Parkway            Chairman of      Chairman of the
San Mateo, CA 94403-1906        the Board and    Board sice 1995
                                Vice President   and Vice President
                                                 since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

**GREGORY E. JOHNSON (1961)     Trustee          Since 2007          89                       None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, President and Chief Executive Officer, Franklin Resources, Inc.; President, Templeton Worldwide, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief            Chief Compliance    Not Applicable           Not Applicable
One Franklin Parkway            Compliance       Officer since
San Mateo, CA 94403-1906        Officer and      2004 and Vice
                                Vice President   President - AML
                                - AML            Compliance
                                Compliance       since 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).

LAURA F. FERGERSON (1962)       Chief Executive  Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway            Officer -
San Mateo, CA 94403-1906        Finance and
                                Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant
Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton
Services, LLC (1997-2003).

ALIYA S. GORDON (1973)          Vice President   Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).


                               44 | Annual Report

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  --------------------------------------
DAVID P. GOSS (1947)            Vice President   Since 2000          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

STEVEN J. GRAY (1955)           Vice President   Since August 2009   Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)   Vice President   Since 1996          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.

MARK MOBIUS (1936)              President and    President since     Not Applicable           Not Applicable
17th Floor, Chater House        Chief Executive  1994 and Chief
8 Connaught Road Central        Officer -        Executive Officer
Hong Kong                       Investment       - Investment
                                Management       Management since
                                                 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Portfolio Manager of various Templeton advisory affiliates; Executive Chairman, Templeton Asset Management Ltd.; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton Investments.

MARK H. OTANI (1968)            Treasurer,       Since March 2009    Not Applicable           Not Applicable
One Franklin Parkway            Chief Financial
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in
Franklin Templeton Investments.


                               Annual Report | 45

                                                                     NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                   LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED         BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------  ---------------  ------------------  -----------------------  --------------------------------------
ROBERT C. ROSSELOT (1960)       Secretary and    Secretary since     Not Applicable           Not Applicable
500 East Broward Blvd.          Vice President   2004 and Vice
Suite 2100                                       President since
Fort Lauderdale, FL 33394-3091                   August 2009

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the
South; and officer of 45 of the investment companies in Franklin Templeton Investments.

KAREN L. SKIDMORE (1952)        Vice President   Since August 2009   Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)            Vice President   Since 2005          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Resources.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Gregory E. Johnson.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND's AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND's BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF ANN TORRE BATES AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MS. BATES HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2008. SHE CURRENTLY SERVES AS A DIRECTOR OF SLM CORPORATION AND ALLIED CAPITAL CORPORATION AND WAS FORMERLY THE EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF NHP INCORPORATED AND VICE PRESIDENT AND TREASURER OF US AIRWAYS, INC. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. BATES AND MR. NIEMIEC ARE INDEPENDENT BOARD MEMBERS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               46 | Annual Report

Templeton Developing Markets Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               Annual Report | 47

                      This page intentionally left blank.


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $49,027 for the fiscal year ended December 31, 2009 and $54,955 for the fiscal year ended December 31, 2008.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $1,250 for the fiscal year ended December 31, 2009 and $1,290 for the fiscal year ended December 31, 2008. The services for which these fees were paid included tax compliance and advice.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $2,762 for the fiscal year ended December 31, 2009 and $4,000 for the fiscal year ended December 31, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2009 and $3,700 for the fiscal year ended December 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2009 and $280,377 for the fiscal year ended December 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $4,012 for the fiscal year ended December 31, 2009 and $289,367 for the fiscal year ended December 31, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.   N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(A) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(B) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DEVELOPING MARKETS TRUST


By /s/LAURA F. FERGERSON
 -----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 -----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date February 25, 2010


By /s/MARK H. OTANI
 ------------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date February 25, 2010